UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-4627

Name of Registrant:	VANGUARD CONVERTIBLE SECURITIES FUND

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	R. Gregory Barton, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2004

Item 1:	Schedule of Investments

August 31, 2004
Vanguard Convertible Securities Fund	Face Amount (000)	Market Value (000)
CONVERTIBLE BONDS (81.3%)
Auto & Transportation (9.1%)
American Airlines, Inc.
4.25%, 9/23/2023	$ 17,150	$ 12,884
CP Ships Ltd.
(1)4.00%, 6/30/2024	12,710	11,789
Continental Airlines, Inc.
4.50%, 2/1/2007	13,035	9,092
General Motors Corp.
5.25%, 3/6/2032	296	7,065
Goodyear Tire & Rubber Co.
(1)4.00%, 6/15/2034	10,970	13,068
Lear Corp.
0.00%, 2/20/2022	18,145	9,118
Mesa Air Group Inc.
(1)2.482%, 6/16/2023	6,250	2,445
Navistar Financial Corp.
4.75%, 4/1/2009	16,060	15,739
Northwest Airlines Corp.
(1)7.625%, 11/15/2023	12,890	9,200
		90,400
Consumer Discretionary (11.5%)
Charming Shoppes, Inc.
4.75%, 6/1/2012	2,960	3,090
Cooper Cameron Corp.
1.50%, 5/15/2024	10,995	11,462
Echostar Communications Corp.
5.75%, 5/15/2008	4,795	4,867
Fairmont Hotels
(1)3.75%, 12/1/2023	11,275	11,768
IKON Office Solutions, Inc.
(1)5.00%, 5/1/2007	2,120	2,184
Lamar Advertising Co.
2.875%, 12/31/2010	10,320	11,494
Liberty Media Corp.
0.75%, 3/30/2023	795	874
Lowe's Cos., Inc.
0.861%, 10/19/2021	10,030	9,854
Memberworks, Inc.
(1)5.50%, 10/1/2010	5,330	5,143
NCO Group, Inc.
4.75%, 4/15/2006	8,407	8,743
News America Inc.
0.00%, 2/28/2021	6,680	3,799
Shuffle Master, Inc.
(1)1.25%, 4/15/2024	7,300	7,510
Sirius Satellite Radio Inc.
(1)2.50%, 2/15/2009	6,000	5,340
The Walt Disney Co.
2.125%, 4/15/2023	22,415	23,284
Waste Connections, Inc.
2.193%, 5/1/2022	4,635	5,092
		114,504
Financial Services (3.4%)
HCC Insurance Holdings, Inc.
1.30%, 4/1/2023	13,780	14,159
Meristar Hospitality Corp.
9.50%, 4/1/2010	6,420	7,463
Providian Financial Corp.
3.25%, 8/15/2005	7,290	7,153
United Rentals NA Inc.
(1)1.875%, 10/15/2023	5,700	5,045
		33,820
Health Care (19.5%)
Cephalon, Inc.
2.50%, 12/15/2006	21,885	21,174
Community Health Systems, Inc.
4.25%, 10/15/2008	22,081	22,799
Connetics Corp.
2.25%, 5/30/2008	7,805	10,273
Genzyme Corp.
(1)1.25%, 12/1/2023	2,515	2,660
1.25%, 12/1/2023	19,550	20,674
Imclone Systems
(1)1.375%, 5/15/2024	7,290	7,080
Invitrogen Inc.
2.25%, 12/15/2006	7,415	7,174
Lifepoint Hospitals, Inc.
4.50%, 6/1/2009	8,204	8,091
Oscient Pharmaceuticals Corp.
(1)3.50%, 4/15/2011	2,055	1,950
Protein Design Laboratories, Inc.
2.75%, 8/16/2023	7,740	9,143
Sunrise Assisted Living, Inc.
(1)5.25%, 2/1/2009	1,125	1,294
5.25%, 2/1/2009	13,430	15,444
Teva Pharmaceutical Financial LLC
0.25%, 2/1/2024	26,080	25,493
0.50%, 2/1/2024	11,450	11,092
Universal Health Services, Inc.
0.426%, 6/23/2020	7,530	4,433
Valeant Pharmaceuticals International
(1)3.00%, 8/16/2010	14,160	14,656
3.00%, 8/16/2010	425	440
(1)4.00%, 11/15/2013	8,920	9,399
		193,269
Other Energy (8.7%)
BJ Services Co.
0.395%, 4/24/2022	29,380	25,157
Hanover Compressor Co.
4.75%, 3/15/2008	3,240	3,066
4.75%, 1/15/2014	16,760	19,065
Massey Energy Co.
(1)2.25%, 4/1/2024	9,095	10,141
Schlumberger Ltd.
1.50%, 6/1/2023	27,035	28,894
		86,323
Materials & Processing (6.2%)
Fluor Corp.
1.50%, 2/15/2024	14,875	15,247
Graftech International Ltd.
(1)1.625%, 1/15/2024	16,355	15,435
Sealed Air Corp
(1)3.00%, 6/30/2033	29,935	30,496
		61,178
Technology (18.8%)
Axcelis Technologies, Inc.
4.25%, 1/15/2007	8,710	8,318
CIBER Inc.
(1)2.875%, 12/15/2023	10,540	9,605
Commscope Inc.
(1)1.00%, 3/15/2024	10,940	12,184
Cypress Semiconductor Corp.
1.25%, 6/15/2008	9,280	9,245
EDO Corp.
(1)5.25%, 4/15/2007	745	773
5.25%, 4/15/2007	1,000	1,038
EMC Corp.
(1)4.50%, 4/1/2007	2,760	2,939
FEI Co.
(1)0.00%, 6/15/2023	3,000	2,843
0.00%, 6/15/2023	190	180
Fisher Scientific International Inc.
(1)2.50%, 10/1/2023	5,875	8,298
2.50%, 10/1/2023	910	1,285
3.25%, 3/1/2024	27,455	29,377
Flextronics International Ltd.
1.00%, 8/1/2010	15,300	16,696
International Rectifier Corp.
4.25%, 7/15/2007	15,705	15,469
LSI Logic
(1)4.00%, 5/15/2010	8,655	7,930
4.00%, 5/15/2010	3,330	3,051
Mercury Computer Systems Inc.
(1)2.00%, 5/1/2024	10,915	12,266
Nortel Networks Corp.
4.25%, 9/1/2008	5,875	5,662
ON Semiconductor Corp
(1)0.00%, 4/15/2024	6,140	4,022
Photronics, Inc.
4.75%, 12/15/2006	1,386	1,383
Serena Software , Inc.
(1)1.50%, 12/15/2023	2,130	2,151
1.50%, 12/15/2023	9,150	9,241
Veeco Instruments, Inc.
4.125%, 12/21/2008	22,663	22,210
		186,166
Utilities (3.3%)
American Tower Corp.
(1)3.25%, 8/1/2010	4,030	5,778
3.25%, 8/1/2010	3,940	5,649
(1)3.00%, 8/15/2012	6,015	6,158
Mediacom Communications Corp.
5.25%, 7/1/2006	3,650	3,440
NII Holdings Inc.
(1)2.875%, 2/1/2034	10,500	10,907
Quanta Services Inc.
(1)4.50%, 10/1/2023	445	446
		32,378
Other (0.8%)
Tyco International Ltd.
2.75%, 1/15/2018	5,445	7,827

TOTAL CONVERTIBLE BONDS
(Cost $811,586)		805,865

	Shares

CONVERTIBLE PREFERRED STOCKS (12.5%)

Consumer Discretionary (0.9%)
Emmis Communications Corp.
6.25% Cvt. Pfd.	63,300	2,793
Interpublic Group
5.375% Cvt. Pfd.	137,100	5,655
		8,448
Financial Services (2.7%)
Commerce Capital
(1)5.95% Cvt. Pfd.	31,400	1,821
5.95% Cvt. Pfd.	119,500	6,931
Conseco Inc.
5.50% Cvt. Pfd.	318,400	7,522
Reinsurance Group of America
5.75% Cvt. Pfd.	65,000	3,794
United Rentals
6.50% Cvt. Pfd.	171,100	6,694
Washington Mutual, Inc.
(1)5.375% Cvt. Pfd.	1,500	81
		26,843
Other Energy (3.1%)
Chesapeake Energy Corp.
(1)4.125% Cvt. Pfd.	15,200	15,865
5.00% Cvt. Pfd.	66,100	7,155
Hanover Compressor Capital Trust
7.25% Cvt. Pfd.	168,200	8,137
		31,157
Materials and Processing (3.4%)
Freeport-McMoRan Copper & Gold, Inc.
(1)5.50% Cvt. Pfd.	35,200	34,320
Technology (1.5%)
Lucent Technologies Capital Trust I
7.75% Cvt. Pfd.	13,200	14,488
Utilities (0.9%)
Dominion Resources, Inc.
9.50% Cvt. Pfd.	46,900	2,550
Nextel Communications Inc.
0.00% Cvt. Pfd.	11,760	6,330
		8,880

TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $122,822)		124,136

TEMPORARY CASH INVESTMENT (25.2%)

Vanguard Market Liquidity Fund, 1.52%*	250,035,511	250,036

TOTAL TEMPORARY CASH INVESTMENT
(Cost $250,036)		250,036

TOTAL INVESTMENTS (119.0%)
(Cost $1,184,444)		1,180,037

OTHER ASSETS AND LIABILITIES-NET (-19.0%)		(188,447)

NET ASSETS (100%)		$ 991,590

*Money Market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
(1) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2004, the aggregate value of these securities was $304,990,000, representing 30.8% of net assets.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At August 31, 2004, the cost of investment securities for tax purposes was $1,184,444,000. Net unrealized depreciation of investment securities was $4,407,000, consisting of unrealized gains of $27,140,000 on securities that had risen in value since their purchase and $31,547,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD CONVERTIBLE SECURITIES FUND

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	October 22, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD CONVERTIBLE SECURITIES FUND

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	October 22, 2004

VANGUARD CONVERTIBLE SECURITIES FUND

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	October 22, 2004

*By Power of Attorney. See File Number 2-57689, filed on December 26, 2002. Incorporated by Reference.